Federated Hermes Max-Cap Index Fund Expense Example, No Redemption - Federated Hermes Max-Cap Index Fund	Oct. 31, 2025 USD ($)
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 160
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	855
Expense Example, No Redemption, 10 Years	1,867
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	130
Expense Example, No Redemption, 3 Years	406
Expense Example, No Redemption, 5 Years	702
Expense Example, No Redemption, 10 Years	1,545
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	57
Expense Example, No Redemption, 3 Years	179
Expense Example, No Redemption, 5 Years	313
Expense Example, No Redemption, 10 Years	701
SS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	356
Expense Example, No Redemption, 5 Years	617
Expense Example, No Redemption, 10 Years	$ 1,363